Pledged Assets and Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Pledged Assets and Debt
Schedule of senior PIK note payable

	March 31, 2019			December 31, 2018
	Principal	Discount	Fair Value	Principal	Discount	Principal
Senior PIK notes, 10.750% interest payable in-kind, due December 2023	$276,940	$201,499	$75,441	$276,940	$216,144	$60,796

	276,940	201,499	75,441	276,940	216,144	60,796
Less current maturities	—	—	—	—	—	—

Long-term portion	$276,940	$201,499	$75,441	$276,940	$216,144	$60,796

Senior PIK notes payable at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
	Principal	Discount	Fair Value	Principal	Principal
Senior PIK notes, 10.750% interest payable in-kind, due December 2023	$276,940	$216,144	$60,796	$—	$—
	276,940	216,144	60,796	—	—
Less current maturities	—	—	—	—	—
Long-term portion	$276,940	$216,144	$60,796	$—	$—

Schedule of significant assumptions used in Black Scholes option methodology

	December 31, 2018	March 31, 2019
Risk-free interest rate	2.51%	2.23%
Dividend yield	0.00%	0.00%
Expected volatility	38.90%	38.90%
Expected term (years)	4.95	4.70

Significant assumptions used in the Black Scholes option price methodology include the following:

	December 12, 2018	December 31, 2018
Risk-free interest rate	1.76%	1.93%
Dividend yield	0.00%	0.00%
Expected volatility	150.00%	55.00%
Expected term (years)	1.00	5.00

Schedule of senior secured notes payable

Senior secured notes payable at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred			Deferred
		Issuance			Issuance
		Costs and			Costs and
		Unamortized	Net		Unamortized	Net
	Principal	Discount	Principal	Principal	Discount	Principal
$405,000 Senior Note payable, 10.75%, collateralized by all Guarantor Company assets, semi-annual interest payments with principal due May 2019, extinguished December 2018	$—	$—	$—	$237,290	$1,504	$235,786
$25,000 Senior Note payable, 12.75%, collateralized by all Guarantor Company assets, semi-annual interest payments with principal due May 2020, extinguished December 2018	—	—	—	12,500	160	12,340
	—	—	—	249,790	1,664	248,126
Less current maturities	—	—	—	—	—	—
Long-term portion	$—	$—	$—	$249,790	$1,664	$248,126

Schedule of lines of credit

Lines of credit at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred			Deferred
		Issuance	Net		Issuance	Net
	Principal	Costs	Principal	Principal	Costs	Principal
$47,000 Revolving credit, secured, interest rate as defined below, due April 2019, refinanced September 2018, collateralized by all Guarantor Company assets	$—	$—	$—	$47,000	$1,871	$45,129
	—	—	—	47,000	1,871	45,129
Less current maturities	—	—	—	—	—	—
Long-term portion	$—	$—	$—	$47,000	$1,871	$45,129

Schedule of secured notes payable

	March 31, 2019			December 31, 2018
	Principal	Deferred Issuance Costs	Net Principal	Principal	Deferred Issuance Costs	Net Principal
$40,000 Secured note payable, 9.00%, collateralized by all Guarantor Company assets, due June 2023	$40,000	$—	$40,000	$42,000	$—	$42,000

	40,000	—	40,000	42,000	—	42,000
Less current maturities	—	—	—	—	—	—

Long-term portion	$40,000	$—	$40,000	$42,000	$—	$42,000

Secured notes payable at December 31, 2018, and December 31, 2017, consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred
		Issuance	Net		Net
	Principal	Costs	Principal	Principal	Principal
$42,000 Secured note payable, 9.00%, collateralized by all Guarantor Company assets, due June 2023	$42,000	$—	$42,000	$—	$—
	42,000	—	42,000	—	—
Less current maturities	—	—	—	—	—
Long-term portion	$42,000	$—	$42,000	$—	$—

Schedule of subsidiary note payable

	March 31, 2019			December 31, 2018
	Principal	Deferred Issuance Costs	Net Principal	Principal	Deferred Issuance Costs	Net Principal
$70,000 Note, secured, 16.75%, collateralized by acquired loans, due April 2020	$70,000	$1,044	$68,956	$70,000	$16	$69,984
$1,425 Term note, secured, 4.25%, collateralized by financed asset, due July 2019	806	—	806	822	—	822
$1,165 Term note, secured, 4.50%, collateralized by financed asset, due May 2021	1,001	—	1,001	1,016	—	1,016

	71,807	1,044	70,763	71,838	16	71,822
Less current maturities	869	—	869	884	—	884

Long-term portion	$70,938	$1,044	$69,894	$70,954	$16	$70,938

The subsidiary notes payable at December 31, 2018 and December 31, 2017 consisted of the following:

	December 31, 2018			December 31, 2017
	Successor			Predecessor
		Deferred			Deferred
		Issuance	Net		Issuance	Net
	Principal	Costs	Principal	Principal	Costs	Principal
$70,000 Note, secured, 16.75%, collateralized by acquired loans, due April 2020	$70,000	$16	$69,984	$60,000	$744	$59,256
$1,425 Term note, secured, 4.25%, collateralized by financed asset, due July 2019	822	—	822	882	5	877
$1,165 Term note, secured, 4.50%, collateralized by financed asset, due May 2021	1,016	—	1,016	1,076	14	1,062
	71,838	16	71,822	61,958	763	61,195
Less current maturities	884		884	119	1	118
Long-term portion	$70,954	$16	$70,938	$61,839	$762	$61,077

Schedule of maturity for debt arrangements

The five-year maturity for all debt arrangements as of December 31, 2018 consisted of the following:

		Twelve months ending December 31,
	Total	2019	2020	2021	2022	2023	Thereafter
Senior PIK notes
Principal	$276,940	$—	$—	$—	$—	$276,940	$—
Total senior PIK notes	276,940	—	—	—	—	276,940	—
Borrowings under secured notes
Principal	42,000	—	—	—	—	42,000	—
Total borrowings under secured notes	42,000	—	—	—	—	42,000	—
Subsidiary note payable
Principal	71,838	884	70,060	894		—	—
Total subsidiary note payable	71,838	884	70,060	894	—	—	—
Total	$390,778	$884	$70,060	$894	$—	$318,940	$—